Share-Based Compensation (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Apr. 06, 2026
CFO Silvia [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Consideration shares issuable				$ 1.90
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted			8,220,000
Unrecognized compensation cost			$ 17,058,191
Share-based compensation expense			$ 442,043
Weighted average grant date fair value			$ 2.13
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining period			2 years 1 month 6 days
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining period			3 years 11 months 4 days
Time-based Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted		3,353,832
Grant date fair value		$ 7,700,000
Weighted average grant date fair value		$ 2.27
Time-based Restricted Stock Units [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vest over period		1 year
Time-based Restricted Stock Units [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vest over period		4 years
Time Based Restricted Stock Units RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining period		1 year 2 months 12 days
Share-based compensation expense	$ 2,000,000.0	$ 4,200,000
Unrecognized compensation cost	3,500,000	$ 3,500,000
Market-based Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted		4,356,450
Grant date fair value		$ 5,100,000
Weighted average grant date fair value		$ 1.17
Market-based Restricted Stock Units [Member] | CFO Silvia [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted		4,356,450
Consideration shares issuable				$ 9.00
Market Based Restricted Stock Units RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining period		3 years
Share-based compensation expense	1,700,000	$ 3,100,000
Unrecognized compensation cost	$ 18,100,000	$ 18,100,000